Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)		$ 126,608,358	$ 115,514,750	$ 61,117,106	$ 66,699,388
Provision for trails in process (Note 27)		13,424,603	13,186,811	12,436,092	10,533,137
Provision for environmental costs		12,783,721	9,134,000	9,757,356	$ 11,914,160
Provisions	$ 8,505,551	$ 152,816,682	$ 137,835,561	$ 83,310,554